RELATED PARTY TRANSACTIONS AND BALANCES (Details 1)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)
Monthly Payment [Member]
Operating Leases, Rent Expense	¥ 1,680,000	$ 250,000
Bhd [Member]
Lessee, Operating Lease, Period of Contract	January 1, 2018 - December 31, 2018	January 1, 2018 - December 31, 2018
Recon BJ [Member]
Lessee, Operating Lease, Period of Contract	July 1, 2016 - June 30, 2018	July 1, 2016 - June 30, 2018
Yin Shenping [Member] | Nanjing Recon [Member]
Lessee, Operating Lease, Period of Contract	April 1, 2018 - March 31, 2020	April 1, 2018 - March 31, 2020
Yin Shenping [Member] | Nanjing Recon [Member] | Monthly Payment [Member]
Operating Leases, Rent Expense	¥ 60,000	$ 9,064
Yin Shenping [Member] | Recon BJ [Member] | Monthly Payment [Member]
Operating Leases, Rent Expense	¥ 10,000	$ 1,511
Chen Guangqiang [Member] | Bhd [Member]
Lessee, Operating Lease, Period of Contract	January 1, 2018 - December 31, 2018	January 1, 2018 - December 31, 2018
Chen Guangqiang [Member] | Bhd [Member] | Monthly Payment [Member]
Operating Leases, Rent Expense	¥ 22,500	$ 3,399
Mr Chen Family Member [Member] | Bhd [Member] | Monthly Payment [Member]
Operating Leases, Rent Expense	¥ 47,500	$ 7,175